Dividends - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,256,768
Capital surplus	1,196,660
Retained earnings	¥ 2,755,324
Description of dividend payment restrictions	Pursuant to the Companies Act, in making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches one-quarter of its capital stock.
Legal reserve	¥ 1,201,010
Maximum amount available for dividends under Company Law and the Banking Law	2,443,111
Japan Gaap Additional Paid In Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,196,660
Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350